Biological assets (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about biological assets [line items]
Total	R$ 99,083	R$ 12,266	R$ (12,632)
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Total	43,952	11,532	19,533
Sugarcane [Member] | Level 3 [Member]
Disclosure of detailed information about biological assets [line items]
Total	59,790
Cattle [Member]
Disclosure of detailed information about biological assets [line items]
Total	239	(3,568)
Cattle [Member] | Level 2 [Member]
Disclosure of detailed information about biological assets [line items]
Total	34,053
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Total	54,892	R$ 4,302	R$ (32,165)
Grains [Member] | Level 1 [Member]
Disclosure of detailed information about biological assets [line items]
Total	R$ 2,203